[LETTERHEAD]

                          REPORT OF INDEPENDENT ACCOUNTANTS





To the Shareholders and Board of Trustees of PPM America Funds

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the PPM America Value Equity Fund and the PPM America Small Cap Value Equity Fund, two of the portfolios constituting the PPM America Funds (the "Trust") at December 31, 1998, and the results of each of their operations and the changes in each of their net assets and the financial highlights for the period from inception to December 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Chicago, Illinois
January 22, 1999

                                 PPM AMERICA FUNDS
                        STATEMENTS OF ASSETS AND LIABILITIES
                                 DECEMBER 31, 1998



                                                                                              PPM AMERICA          PPM AMERICA
                                                                                                 VALUE              SMALL CAP
                                                                                              EQUITY FUND       VALUE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at cost .........................................................  $ 5,207,976           $11,296,190
                                                                                              -----------           -----------
                                                                                              -----------           -----------

Investments in securities, at value ........................................................  $ 5,266,109           $11,673,740
Cash .......................................................................................         --                    --
Receivables:
         Dividends and interest ............................................................        2,019                 1,756
         Reimbursement from Adviser ........................................................        4,959                 4,745
                                                                                              -----------           -----------
TOTAL ASSETS ...............................................................................    5,273,087            11,680,241
                                                                                              -----------           -----------

---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
Payables:
         Investment advisory fees ..........................................................          897                 1,976
         Investment securities purchased ...................................................      103,538             1,287,161
         Other liabilities .................................................................        5,184                 5,185
                                                                                              -----------           -----------
TOTAL LIABILITIES ..........................................................................      109,619             1,294,322
                                                                                              -----------           -----------
NET ASSETS .................................................................................  $ 5,163,468           $10,385,919
                                                                                              -----------           -----------
                                                                                              -----------           -----------

---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
Paid-in capital ............................................................................  $ 5,105,335           $10,008,369
Undistributed net investment income ........................................................         --                    --
Accumulated net realized gain on investments ...............................................         --                    --
Net unrealized appreciation on investments .................................................       58,133               377,550
                                                                                              -----------           -----------
NET ASSETS .................................................................................  $ 5,163,468           $10,385,919
                                                                                              -----------           -----------
                                                                                              -----------           -----------

TOTAL SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED ........................    1,021,054             2,001,613
                                                                                              -----------           -----------
                                                                                              -----------           -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ...................................  $      5.06           $      5.19
                                                                                              -----------           -----------
                                                                                              -----------           -----------


                        See notes to the financial statements.

                                 PPM AMERICA FUNDS
                              STATEMENTS OF OPERATIONS
                       FOR THE PERIOD FROM DECEMBER 23, 1998
                 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998



                                                         PPM AMERICA       PPM AMERICA
                                                            VALUE           SMALL CAP
                                                         EQUITY FUND    VALUE EQUITY FUND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------
         Dividends .................................   $         1,925   $         1,744
         Interest ..................................             4,532             9,041
                                                       ---------------   ---------------
TOTAL INVESTMENT INCOME ............................             6,457            10,785
                                                       ---------------   ---------------

EXPENSES
         Investment advisory fees ..................               897             1,976
         Custodian fees ............................               359               317
         Portfolio accounting fees .................               637               680
         Professional fees .........................             3,750             3,750
         Transfer agent fees .......................               438               438
                                                       ---------------   ---------------
TOTAL OPERATING EXPENSES ...........................             6,081             7,161
Less:
         Reimbursement from Adviser ................             4,959             4,745
                                                       ---------------   ---------------
NET EXPENSES .......................................             1,122             2,416
                                                       ---------------   ---------------
NET INVESTMENT INCOME ..............................             5,335             8,369
                                                       ---------------   ---------------
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS:
-----------------------------------------------------------------------------------------
Net realized gain on investments ...................              --                --
Net change in unrealized appreciation on investments            58,133           377,550
                                                       ---------------   ---------------
NET REALIZED AND UNREALIZED GAINS ..................            58,133           377,550
                                                       ---------------   ---------------

Net increase in net assets resulting from operations   $        63,468   $       385,919
                                                       ---------------   ---------------
                                                       ---------------   ---------------


                        See notes to the financial statements.

                                 PPM AMERICA FUNDS
                        STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE PERIOD FROM DECEMBER 23, 1998
                 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998


                                                                         PPM AMERICA     PPM AMERICA
                                                                            VALUE         SMALL CAP
                                                                         EQUITY FUND   VALUE EQUITY FUND
--------------------------------------------------------------------------------------------------------
OPERATIONS:
--------------------------------------------------------------------------------------------------------
         Net investment income .......................................   $      5,335    $      8,369
         Net realized gain on investments ............................           --              --
         Net change in unrealized appreciation on investments ........         58,133         377,550
                                                                         ------------    ------------
         Net increase in net assets from operations ..................         63,468         385,919
                                                                         ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
         From net investment income ..................................         (5,335)         (8,369)
         From net realized gains on investment transactions ..........           --              --
                                                                         ------------    ------------
         Total distributions to shareholders .........................         (5,335)         (8,369)
                                                                         ------------    ------------

SHARE TRANSACTIONS:
         Proceeds from the sale of shares ............................      5,100,000      10,000,000
         Reinvestment of distributions ...............................          5,335           8,369
         Cost of shares redeemed .....................................           --              --
                                                                         ------------    ------------
         Net increase in net assets from share transactions ..........      5,105,335      10,008,369
                                                                         ------------    ------------

Net increase in net assets ...........................................      5,163,468      10,385,919

--------------------------------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------------------------------
Net assets beginning of period .......................................           --              --
                                                                         ------------    ------------
NET ASSETS END OF PERIOD .............................................   $  5,163,468    $ 10,385,919
                                                                         ------------    ------------
                                                                         ------------    ------------

UNDISTRIBUTED NET INVESTMENT INCOME ..................................   $       --      $       --
                                                                         ------------    ------------
                                                                         ------------    ------------



                        See notes to the financial statements.

                                 PPM AMERICA FUNDS
                                FINANCIAL HIGHLIGHTS


                                                                   PPM AMERICA              PPM AMERICA
                                                                      VALUE                  SMALL CAP
                                                                   EQUITY FUND           VALUE EQUITY FUND
                                                              ---------------------    ---------------------
                                                                   PERIOD FROM              PERIOD FROM
                                                              DECEMBER 23, 1998* TO    DECEMBER 23, 1998* TO
                                                                DECEMBER 31, 1998        DECEMBER 31, 1998
                                                              ---------------------    ---------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD .........................      $     5.00                 $     5.00
INCOME FROM INVESTMENT OPERATIONS:
         Net investment income ...............................            0.01                       0.01
         Net realized and unrealized gains on investments ....            0.06                       0.19
                                                                    ----------                 ----------
         Total income from investment operations .............            0.07                       0.20
                                                                    ----------                 ----------

LESS DISTRIBUTIONS:
         From net investment income ..........................           (0.01)                     (0.01)
         From net realized gains on investment transactions ..            --                         --
                                                                    ----------                 ----------
         Total distributions .................................           (0.01)                     (0.01)
                                                                    ----------                 ----------
         Net increase ........................................            0.06                       0.19
                                                                    ----------                 ----------

NET ASSET VALUE, END OF PERIOD ...............................      $     5.06                 $     5.19
                                                                    ----------                 ----------
                                                                    ----------                 ----------

TOTAL RETURN (a) .............................................            1.24%                      3.86%
RATIOS AND SUPPLEMENTAL DATA
         Net assets, end of period (in thousands) ............      $    5,163                 $   10,386
         Ratio of net operating expenses to average
           net assets (b) ....................................            1.00%                      1.10%
         Ratio of net investment income to average
           net assets (b) ....................................            4.76%                      3.81%
         Portfolio turnover ..................................            --                         --

         RATIO INFORMATION ASSUMING NO EXPENSE
             REIMBURSEMENT OR FEES PAID INDIRECTLY
             Ratio of expenses to average net assets (b) .....            5.42%                      3.26%
             Ratio of net investment income to average
               net assets (b) ................................            0.34%                      1.65%

---------------

     * Commencement of operations
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for the period ended December 31, 1998.
(b)  Annualized for the period ended December 31, 1998.


                       See notes to the financial statements.

--------------------------------------------------------------------------------
                                 PPM AMERICA FUNDS
                         NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

   PPM America Funds (the "Trust") is an open-end management investment company comprised of PPM America Value Equity Fund and PPM America Small Cap Value Equity Fund, (collectively the "Funds"). The Trust is organized under the laws of Massachusetts. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions. Actual results could differ from those estimates.

   SECURITY VALUATION -- Equity securities listed on a U.S. securities exchange or NASDAQ National Market for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed equity securities and listed U.S. equity securities not traded on the valuation date or for which market quotations are not readily available, and securities, the value of which have been materially affected by events, occurring after the close of the market on which they principally trade, are determined in good faith at a fair value using methods approved by the Board of Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for as the date purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

   UNREGISTERED SECURITIES -- A Fund may own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, the Funds have the right to include their securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities. Unregistered and other illiquid securities are limited to 15% of the net assets of a Fund.

   REPURCHASE AGREEMENTS -- A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Fund at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until the maturity of the repurchase agreement.
Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

   DISTRIBUTIONS TO SHAREHOLDERS -- The Funds normally declare and pay dividends from net investment income annually, but may do so more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

   FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Fund. A Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

--------------------------------------------------------------------------------
                                 PPM AMERICA FUNDS
                   NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 3.  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

   Each Fund has an investment advisory agreement with PPM America, Inc. ("PPM America"). As compensation for management services rendered, each Fund pays an advisory fee, calculated daily and paid monthly, based on average daily net assets, at the annual rate of 0.80% for the PPM America Value Equity Fund and 0.90% for the PPM America Small Cap Value Equity Fund.

   Jackson National Financial Services, LLC ("JNFS"), an affiliate, provides accounting and administrative services to the Funds. For its services, JNFS is paid $27,000 per Fund per year plus 0.04% of the average daily net assets of each Fund.

   PPM America has voluntarily agreed to reimburse each of the Funds for total annual operating expenses (excluding advisory fees) which exceed 0.20% of the fund's average daily net assets. These voluntary reimbursements may be modified or discontinued at any time.

   Trustees and officers of the Trust who are affiliated persons receive no compensation from the Trust. Trustees who are not interested persons of the Trust, as defined in the 1940 Act, collectively received no compensation from the Trust for the period ended December 31, 1998.

   The Trust's distributor is National Planning Corporation, an affiliate.

   Prudential Corporation plc, an affiliate of the advisor, owns substantially all of the outstanding shares of the Trust.

NOTE 4.  SECURITY TRANSACTIONS

   During the period ended December 31, 1998, the cost of purchases and proceeds from sales and maturities of securities, other than short-term investments, were as follows:

                                                COST OF     PROCEEDS FROM SALES
                                               PURCHASES      AND MATURITIES
                                               ---------    -------------------
 PPM America Value Equity Fund...............  $  5,097,680       $          --
 PPM America Small Cap Value Equity Fund.....     9,966,650                  --

   The federal income tax cost basis and gross unrealized appreciation and depreciation on investments as of December 31, 1998 were as follows:

                                              TAX            GROSS          GROSS            NET
                                             COST          UNREALIZED     UNREALIZED      UNREALIZED
                                             BASIS        APPRECIATION   DEPRECIATION    APPRECIATION
                                             -----        ------------   ------------    ------------
PPM America Value Equity Fund .........   $  5,207,976   $     94,650   $    (36,517)   $     58,133
PPM America Small Cap Value Equity Fund     11,296,190        386,882         (9,332)        377,550

NOTE 5.  FUND TRANSACTIONS

   Transactions of fund shares for the period ended December 31, 1998 were as follows:

                                                       SHARES     DISTRIBUTIONS          SHARES            NET
                                                     PURCHASED     REINVESTED           REDEEMED         INCREASE
                                                     ---------    -------------         --------        ---------
PPM America Value Equity Fund ...............        1,020,000            1,054             --          1,021,054
PPM America Small Cap Value Equity Fund .....        2,000,000            1,613             --          2,001,613

                           PPM AMERICA VALUE EQUITY FUND

                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1998



                                                                                                             MARKET
                                                                                            SHARES            VALUE
                                                                                         -------------   ---------------
COMMON STOCKS - 97.91%

AEROSPACE & DEFENSE - 3.79%
         Lockheed Martin Corp. .....................................................             1,200        $  101,700
         United Technologies Corp. .................................................               900            97,875
                                                                                                              ----------
                                                                                                                 199,575

APPAREL - 4.41%
         Jones Apparel Group Inc. (a) ..............................................             2,700            59,569
         Liz Claiborne Inc. ........................................................             2,200            69,438
         V.F. Corp. ................................................................             2,200           103,125
                                                                                                              ----------
                                                                                                                 232,132
AUTO MANUFACTURERS - 3.57%
         Ford Motor Co. ............................................................             1,500            88,031
         General Motors Corp. ......................................................             1,400           100,187
                                                                                                              ----------
                                                                                                                 188,218

AUTO PARTS & EQUIPMENT - 1.92%
         TRW Inc. ..................................................................             1,800           101,138

BANKS - 6.79%
         BankAmerica Corp. .........................................................             1,700           102,212
         Chase Manhattan Corp. .....................................................             1,400            95,287
         KeyCorp ...................................................................             3,300           105,600
         Union Planters Corp. ......................................................             1,200            54,375
                                                                                                              ----------
                                                                                                                 357,474

CHEMICALS - 3.79%
         Dow Chemical Co. ..........................................................             1,100           100,031
         Rohm & Haas Co. ...........................................................             3,300            99,413
                                                                                                              ----------
                                                                                                                 199,444
COMPUTERS - 3.05%
         Adaptec Inc. (a) ..........................................................             3,900            68,494
         International Business Machines Corp. .....................................               500            92,375
                                                                                                              ----------
                                                                                                                 160,869

ELECTRIC - 3.91%
         FirstEnergy Corp. .........................................................             3,200           104,200
         GPU Inc. ..................................................................             2,300           101,631
                                                                                                              ----------
                                                                                                                 205,831

ELECTRONICS - 2.18%
         Parker-Hannifin Corp. .....................................................             3,500           114,625

FOREST PRODUCTS & PAPER - 2.00%
         Mead Corp. ................................................................             3,600           105,525

HEALTH CARE - 2.26%
         Columbia/HCA Healthcare Corp. .............................................             4,800           118,800

INSURANCE - 9.31%
         Aetna Inc. ................................................................             1,000            78,625
         American Financial Group Inc. .............................................             1,400            61,425
         American General Corp. ....................................................               900            70,200
         CIGNA Corp. ...............................................................             1,300           100,506
         Hartford Financial Services Group Inc. ....................................             1,800            98,775
         Transamerica Corp. ........................................................               700            80,850
                                                                                                              ----------
                                                                                                                 490,381

IRON & STEEL - 1.97%
         Nucor Corp. ...............................................................             2,400        $  103,800

LEISURE TIME - 2.49%
         Brunswick Corp. ...........................................................             2,800            69,300
         Hasbro Inc. ...............................................................             1,700            61,412
                                                                                                              ----------
                                                                                                                 130,712

METALS & MINING - 1.93%
         Phelps Dodge Corp. ........................................................             2,000           101,750

MANUFACTURING - 6.89%
         Cooper Industries Inc. ....................................................             1,600            76,300
         ITT Industries Inc. .......................................................             2,000            79,500
         PPG Industries Inc. .......................................................             1,800           104,850
         Tenneco Inc. ..............................................................             3,000           102,188
                                                                                                              ----------
                                                                                                                 362,838

OFFICE & BUSINESS EQUIPMENT - 2.02%
         Harris Corp. ..............................................................             2,900           106,212

OIL & GAS PRODUCERS - 6.76%
         Ashland Inc. ..............................................................             1,800            87,075
         Chevron Corp. .............................................................               900            74,644
         Occidental Petroleum Corp. ................................................             6,200           104,625
         Phillips Petroleum Co. ....................................................             2,100            89,513
                                                                                                              ----------
                                                                                                                 355,857

RETAIL - 6.39%
         Federated Department Stores Inc. (a) ......................................             2,600           113,263
         Kmart Corp. (a) ...........................................................             7,900           120,969
         Sears, Roebuck and Co. ....................................................             2,400           102,000
                                                                                                              ----------
                                                                                                                 336,232

SAVINGS & LOANS - 4.30%
         Charter One Financial Inc. ................................................             3,900           108,225
         Washington Mutual Inc. ....................................................             3,100           118,381
                                                                                                              ----------
                                                                                                                 226,606

TELEPHONE - 10.52%
         AT&T Corp. ................................................................             1,000            75,250
         Bell Atlantic Corp. .......................................................             1,700            96,581
         GTE Corp. .................................................................             1,500           101,156
         SBC Communications Inc. ...................................................             1,900           101,888
         Sprint Corp. ..............................................................               900            75,713
         US West Inc. ..............................................................             1,600           103,400
                                                                                                              ----------
                                                                                                                 553,988
TOBACCO - 3.90%
         Philip Morris Cos. Inc. ...................................................             1,900           101,650
         RJR Nabisco Holdings Corp. ................................................             3,500           103,906
                                                                                                              ----------
                                                                                                                 205,556


                          See notes to the financial statements.
                                             8


                             PPM AMERICA VALUE EQUITY FUND

                            SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                                             MARKET
                                                                                            SHARES            VALUE
                                                                                         -------------   ---------------
COMMON STOCKS (CONTINUED)

TRANSPORTATION - 3.76%
         Burlington Northern Santa Fe Corp. ........................................             2,800        $   94,500
         CSX Corp. .................................................................             2,500           103,750
                                                                                                              ----------
                                                                                                                 198,250
                                                                                                              ----------

             Total Common Stocks
               (cost $5,097,680) ...................................................                           5,155,813
                                                                                                              ----------

                                                                                           PRINCIPAL
                                                                                            AMOUNT
                                                                                         -------------
SHORT TERM INVESTMENTS - 2.09%

DIVERSIFIED FINANCIAL SERVICES - 1.90%
         Household Finance Corp., 5.10%, 01/04/1999 ................................        $  100,000            99,958

MONEY MARKET FUND - 0.19%
         Dreyfus Treasury Cash Management
           Fund, 5.01%  (b) ........................................................            10,338            10,338
                                                                                                              ----------

             Total Short Term Investments
               (cost $110,296) .....................................................                             110,296
                                                                                                              ----------

TOTAL INVESTMENTS - 100%
         (cost $5,207,976) .........................................................                          $5,266,109
                                                                                                              ----------
                                                                                                              ----------

_________________________________________________________________
(a) Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1998.


                       See notes to the financial statements.

                      PPM AMERICA SMALL CAP VALUE EQUITY FUND

                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1998

                                                                                                             MARKET
                                                                                            SHARES            VALUE
                                                                                         -------------   ---------------
COMMON STOCKS - 88.61%

AEROSPACE & DEFENSE - 5.09%
         Alliant Techsystems Inc. (a) ..............................................           3,000        $  247,312
         Gencorp Inc. ..............................................................          13,900           346,631
                                                                                                            -----------
                                                                                                               593,943

APPAREL - 3.86%
         Columbia Sportswear Co. (a) ...............................................          15,400           259,875
         Garan Inc. ................................................................           6,800           191,250
                                                                                                            -----------
                                                                                                               451,125

AUTO PARTS & EQUIPMENT - 2.74%
         Superior Industries International, Inc. ...................................          11,500           319,844

BANKS - 6.69%
         CCB Financial Corp. .......................................................           3,600           205,200
         GBC Bancorp ...............................................................          12,400           319,300
         Peoples Heritage Financial Group ..........................................          12,800           256,000
                                                                                                            -----------
                                                                                                               780,500

CHEMICALS - 2.16%
         Ferro Corp. ...............................................................           9,700           252,200

COMMERICAL SERVICES - 2.50%
         Franklin Covey Co. (a) ....................................................          17,400           291,450

COMPUTERS - 5.24%
         Adaptec Inc. (a) ..........................................................          14,300           251,144
         Banctec Inc. (a) ..........................................................          28,700           360,544
                                                                                                            -----------
                                                                                                               611,688

ELECTRIC - 3.37%
         Black Hills Corp. .........................................................           7,000           184,625
         Sierra Pacific Resources ..................................................           5,500           209,000
                                                                                                            -----------
                                                                                                               393,625

ELECTRICAL COMPONENTS &
   EQUIPMENT - 3.39%
         Tecumseh Products Co. .....................................................           8,500           396,313

ELECTRONICS - 2.67%
         Flowserve Corp. ...........................................................          18,800           311,375

HAND & MACHINE TOOLS - 2.99%
         Kennametal Inc. ...........................................................          16,400           348,500

HOME BUILDERS - 1.85%
         Champion Enterprises Inc. (a) .............................................           7,900           216,262

HOUSEWARES - 3.99%
         Mikasa Inc. ...............................................................          13,100           167,025
         National Presto Industries Inc. ...........................................           7,000           298,375
                                                                                                            -----------
                                                                                                               465,400
Insurance - 7.33%
         American Financial Group Inc. .............................................           8,700        $  381,713
         Fremont General Corp. .....................................................          12,800           316,800
         Reliastar Financial Corp. .................................................           3,400           156,825
                                                                                                            -----------
                                                                                                               855,338

IRON & STEEL - 6.32%
         AK Steel Holding Corp. ....................................................          15,600           366,600
         Cleveland-Cliffs Inc. .....................................................           9,200           370,875
                                                                                                            -----------
                                                                                                               737,475

LEISURE TIME - 2.78%
         Brunswick Corp. ...........................................................          13,100           324,225

MACHINERY - 3.09%
         Esterline Technologies Corp. (a) ..........................................          16,600           361,050

MEDIA - 4.85%
         Central Newspapers Inc. ...................................................           3,600           257,175
         King World Productions Inc. (a) ...........................................          10,500           309,094
                                                                                                            -----------
                                                                                                               566,269

MANUFACTURING - 2.83%
         Lancaster Colony Corp. ....................................................          10,300           330,887

OIL & GAS PRODUCERS - 6.72%
         Peoples Energy Corp. ......................................................           5,100           203,362
         Ultramar Diamond Shamrock Corp. ...........................................          15,600           378,300
         WD-40 Co. .................................................................           7,100           203,238
                                                                                                            -----------
                                                                                                               784,900

RETAIL - 2.13%
         Sbarro Inc. ...............................................................           9,500           248,781

SAVINGS & LOANS - 1.85%
         Charter One Financial Inc. ................................................           7,800           216,450

TRANSPORTATION - 1.77%
         Frozen Food Express Industries, Inc. ......................................          26,200           206,325

TRUCKING & LEASING - 2.40%
         Gatx Corp. ................................................................           7,400           280,275
                                                                                                            -----------

             Total Common Stocks
               (cost $9,966,650) ...................................................                        10,344,200

                                                                                           PRINCIPAL
                                                                                            AMOUNT
                                                                                         -------------
SHORT TERM INVESTMENTS - 11.39%

DIVERSIFIED FINANCIAL SERVICES - 10.27%
         American Express Credit Corp., 4.85%,
            01/04/1999 .............................................................      $  400,000           399,838
         Household Finance Corp., 5.10%,
            01/04/1999 .............................................................         400,000           399,830
         USAA Capital Corp., 5.15%, 01/04/1999 .....................................         400,000           399,828
                                                                                                            -----------
                                                                                                             1,199,496

                     See notes to the financial statements.
                                       10

                    PPM AMERICA SMALL CAP VALUE EQUITY FUND

                      SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                           PRINCIPAL           MARKET
                                                                                             AMOUNT            VALUE
                                                                                         -------------   ---------------
SHORT TERM INVESTMENTS (CONTINUED)

FOOD - 0.86%
         Sara Lee Corp., 5.00%, 01/04/1999 ..........................................      $  100,000        $   99,959

MONEY MARKET FUND - 0.26%
         Dreyfus Treasury Cash Management
           Fund, 5.01% (b) ..........................................................          30,085            30,085
                                                                                                             -----------

             Total Short Term Investments
               (cost $1,329,540) ....................................................                         1,329,540
                                                                                                             -----------

TOTAL INVESTMENTS - 100%
  (cost $11,296,190) ................................................................                        $11,673,740
                                                                                                             -----------
                                                                                                             -----------

--------------


(a) Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1998.

                       See notes to the financial statements.
                                         11